Guarantor Statements (Narrative) (Details)	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016	Dec. 04, 2014
6.625% Notes, Due November 15, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate		6.625%	6.625%
6.125% Notes, Due December 15, 2024 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate		6.125%	6.125%	6.125%
5.75% Notes, Due July 15, 2025 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate		5.75%	5.75%
4.00% Notes, Due October 1, 2026 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate		4.00%	4.00%
SBH And SB/RH [Member] | 6.625% Notes, Due November 15, 2022 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	6.625%
SBH And SB/RH [Member] | 6.125% Notes, Due December 15, 2024 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	6.125%
SBH And SB/RH [Member] | 5.75% Notes, Due July 15, 2025 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	5.75%
SBH And SB/RH [Member] | 4.00% Notes, Due October 1, 2026 [Member]
Condensed Financial Statements, Captions [Line Items]
Interest rate	4.00%